Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account VL and

Ameritas Variable Separate Account VA

Supplement to:

Executive Select, Regent 2000,

and Allocator 2000 Annuity

Prospectuses Dated May 1, 2007

Designer Annuity

Prospectus Dated May 1, 2010

Allocator 2000

Prospectus Dated September 1, 2010

Supplement Dated May 1, 2025

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time, and can be found online at ameritas.com/investments/fund-prospectuses.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Long-term capital appreciation.	Alger Large Cap Growth Portfolio, Class I-2
Fred Alger Management, LLC
Long-term capital appreciation.	Alger Mid Cap Growth Portfolio, Class I-2
Fred Alger Management, LLC
Long-term capital appreciation.	Alger Small Cap Growth Portfolio, Class I-2 [1]
Fred Alger Management, LLC
Seeks to match the total return of the S&P 500® Index. [2]	BNY Mellon Stock Index Fund, Inc., Initial Shares [3]
BNY Mellon Investment Adviser, Inc. /
Mellon Investments Corporation serves as the fund's index manager.
Total return.	Calvert VP SRI Balanced Portfolio, Class I
Calvert Research and Management
Long-term capital appreciation.	Calvert VP SRI Mid Cap Portfolio [3]
Calvert Research and Management
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I
Calvert Research and Management
To replicate, as closely as possible, the S&P 500® Index. [2]	DWS Equity 500 Index VIP, Class A
DWS Investment Management Americas, Inc. /
Northern Trust Investments, Inc.
To replicate, as closely as possible, the Russell 2000® Index.	DWS Small Cap Index VIP, Class A
DWS Investment Management Americas, Inc. /
Northern Trust Investments, Inc.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Service Class 2 [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM, Service Class 2 [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [4,5]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Service Class 2 [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks long-term capital growth.	FTVIPT Templeton Foreign VIP Fund, Class 2
Templeton Investment Counsel, LLC
Seeks capital appreciation.	Invesco V.I. Discovery Large Cap Fund, Series I (named Invesco V.I. Capital Appreciation Fund, Series I prior to 4/30/25)
Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series I
Invesco Advisers, Inc.

IN 2851 5-25

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks total return.	Invesco V.I. Global Strategic Income Fund, Series I
Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Main Street Fund®, Series I
Invesco Advisers, Inc.
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I
Neuberger Berman Investment Advisers LLC
Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.	Neuberger Berman AMT Short Duration Bond Portfolio, Class I
Neuberger Berman Investment Advisers LLC
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Sustainable Equity Portfolio, Class I
Neuberger Berman Investment Advisers LLC
Long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund, Initial Class
Van Eck Associates Corporation

1	Premiums or transfers will only be accepted into this portfolio from Policyowners already invested in this portfolio. Policyowners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	This portfolio is closed to new investments. Funds may remain invested in the Subaccount. Transfers or withdrawals from this portfolio cannot be reinvested in the portfolio.
4	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
5	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2851 5-25